united states
                                           securities and exchange commission
                                                  washington, d.c. 20549

                                              form n-csr

                          certified shareholder report of registered management
                                          investment companies

Investment Company Act file number 811-21237

Unified Series Trust
                           (Exact name of registrant as specified in charter)

431 North Pennsylvania Street, Indianapolis, Indiana 46204
         (Address of principal executive offices)             (Zip code)

Timothy Ashburn, Unified Fund Services, Inc., 431 North Pennsylvania Street,
                                          Indianapolis, Indiana 46204
                           (Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end: 06/30

Date of reporting period: 06/30/03

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.


                                               AUXIER FOCUS FUND
                                               PERFORMANCE UPDATE
                                          FISCAL YEAR-ENDED JUNE 30, 2003

     The table below summarizes the performance for the quarter, six months, one year and three years ended June 30, 2003.

                                                                                                Average Annual
                                                                            3 year               Total Return
                               3 Month       6 Month         1 Year     Average Annual      Since Fund's Inception
                               Return         Return         Return         Return               July 9, 1999
                             ---------------------------------------------------------------------------------------

Auxier Focus Fund              15.64%         9.47%          5.72%           7.10%                  5.36%

S&P 500 Index                  15.39%         11.75%         0.25%          -11.19%                 -7.49%

                Auxier Focus Fund     S&P 500 Index

  7/9/99             10,000.00          10,000.00
12/31/99             10,293.80          10,519.48
 6/30/00             10,022.91          10,474.59
12/31/00             10,710.72           9,562.02
 6/30/01             11,637.22           8,921.75
12/31/01             12,067.26           8,426.50
 6/30/02             11,645.83           7,318.07
12/31/02             11,247.39           6,564.73
 6/30/03             12,312.05           7,336.19



     This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on July 9, 1999 (commencement of operations) and held through June 30, 2003. The S&P 500 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the index. Performance figures reflect the change in value of the stocks in the index, and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends and capital gains. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

     For a prospectus and more information, including charges and expenses, call toll free 1-877-328-9437. The prospectus should be read carefully before investing. Shares when redeemed may be worth more or less than their original cost. Distributed by Unified Financial Securities, Inc, 431 N. Pennsylvania St. Indianapolis, IN 46204. Member NASD, SIPC

Management Discussion of Fund Performance

Dear Fellow Shareholders,

     The Auxier Focus Fund ended the second quarter with a return of 15.64%, versus 15.39% for the S&P 500. The stock portion of the Fund actually appreciated over 21%. Part of the reason for the lag was due to corporate bonds purchased last year during a liquidity crisis, where yield spreads over treasuries reached 20-year highs. Senior corporate bonds were selling at price levels representing lower risk than the stock market, but with equity-type upside. When analyzing businesses for purchase we look at the entire capital structure. We try to think like a creditor. I have followed Waste Management stock since 1983, when it was trading at 9 times earnings, and determined that it was time to sell in the late 1980s when it was trading in excess of 30 times earnings. After following the company for 20 years, I have determined that Waste Management's bonds are now the right investment for the Fund. Over the past year the Waste Management 7.35% bonds of 2010 (0.45% of the Fund's portfolio) provided a total return of over 25%. To help mitigate risk, the Fund will typically have "event driven" arbitrage situations where the potential return is based on a specific management or corporate action as a catalyst instead of the direction of the general stock market. The urgency to clean up balance sheets made the senior corporate bond area attractive.

     The Fund strives to match the good markets and excel in the flat-to-down markets, while taking less risk. This approach is based on determining favorable odds through in-depth research on facts and fundamentals. When the price is right and the risk/reward is compelling, we want to move. Otherwise we wait. We are watching for mistakes and irrational behavior. Our goal is to be rational when others aren't.

AREAS OF MOUNTING RISK

Bonds
     This past year investors have poured over $30 billion into US government bonds as rates were dropping to 45-year lows. Ironically, the government's reflationary policies in the form of tax cuts, deficit spending and an accommodative monetary policy are unprecedented. The lower interest rates go, the higher the risk of principal loss if there is a pickup in inflation. An investor needs to monitor all classes of investment as each class has the potential to be transformed into "high risk" due to easy money, irrational behavior and detachment from fundamentals.

Derivatives
     Derivatives were originally designed to hedge risk. Their explosive, unregulated growth, together with inadequate accounting, has created a potentially lethal situation. Corporate derivative valuations are suspect. Any time there is growth without controls . . . watch out. Enron is a good example of what can happen with derivatives and the lack of proper accounting.

Housing
     John Templeton is a top global investor with valuable wisdom gained from investing in the world markets for over 70 years. He warns, "Every previous bear market in stocks has been accompanied by a bear market in home prices. This time home prices have gone up by 20%, and this represents a very dangerous situation. Almost everyone has a home mortgage, and some are 89% of the value of the house. When home prices start down they will fall remarkably far. In Japan, home prices are down to less than half of what they were at the stock market peak. A home price decline of as little as 20% would put a lot of people in bankruptcy."
Despite house price appreciation, home equity is close to 50-year lows as consumers are spending their equity. The manufactured housing industry shows the results of lax, undisciplined credit standards. Last year out of approximately 160,000 new manufactured homes, 97,000 were repossessed.

OPPORTUNITIES
     Events like the Iraq war or the 9/11 tragedy underscore the necessity to seek a margin of safety when investing. That is why many of the Fund's purchases take place when there is some kind of bad news or controversy surrounding a quality asset. Bad news sells newspapers and can unduly impact stock or bond prices. We like it when all the bad news is out. A number of industries are suffering from sharp downturns and represent attractive long-term valuation levels. The utility industry has suffered from extreme indebtedness following deregulation, which is leading to attractive price levels. This together with the potential repeal of the Public Utility Holding Company Act may lead to profitable restructuring plays. We are monitoring a number of companies and are waiting to see a turn up in fundamentals before committing.

     With the mad rush to buy any kind of yield, many high quality, high return businesses have fallen out of favor and have seen their premium valuations compress. This is similar to the post-crash period in 1988 when we were able to buy some of the great global franchises at a discount as investors were running for cover.

THE POWER OF COMPOUNDING
     "Compounding is mankind's greatest invention because it allows for reliable and systematic accumulation of wealth," said Albert Einstein. The table below illustrates the importance of properly managing even small sums of money.

Start With $1000, and Add Nothing More

Average             Number of Years
Yearly Return

                    10        20         30          40            50
================================================================================
2.5%                $1,280    $1,639     $2,098      $2,685        $3,437
================================================================================
5.0%                $1,629    $2,653     $4,322      $7,040        $11,467
================================================================================
7.5%                $2,061    $4,248     $8.755      $18,044       $37,190
================================================================================
10.0%               $2,594    $6,727     $17,449     $45,259       $117,391
================================================================================
12.5%               $3,247    $10,545    $34,243     $111,199      $361,099
================================================================================
15.0%               $4,046    $16,367    $66,212     $267,864      $1,083,657
================================================================================
17.5%               $5,016    $25,163    $126,222    $633,162      $3,176,094
================================================================================
20.0%               $6,192    $38,338    $237,376    $1,469,772    $9,100,438
================================================================================

     The returns shown are hypothetical and do not represent actual returns for the Fund. Performance returns were calculated after the periods shown, based on total return, including gains or losses plus income, and include reinvested dividends. These returns do not reflect the impact that material economic and market factors might have had on the advisor's decision-making with respect to the Fund's investment portfolio.


     This illustration of the overwhelming positive effect of compounding reinforces our strong aversion to permanent capital loss. It also shows how worthwhile every extra percentage point of outperformance can magnify results over the long-term.

Thank you for your support!




/s/ Jeff Auxier

Jeff Auxier

Auxier Focus Fund
Schedule of Investments
June 30, 2003

Common Stocks - 60.54%                                                         Shares                     Value

Accident & Health Insurance - 3.29%
AON Corp.                                                                            9,500               $    228,760
UnumProvident Corp.                                                                 44,600                    598,086
                                                                                                     -----------------

                                                                                                              826,846
                                                                                                     -----------------

Aircraft - 0.61%
Boeing Co.                                                                           4,500                    154,440
                                                                                                     -----------------

Bottled & Canned Soft Drinks & Carbonated Waters - 0.25%
National Beverage Corp. (a)                                                          4,500                     62,550
                                                                                                     -----------------

Cable & Other Pay Television Services - 0.29%
Liberty Media Corp. Class A (a)                                                      6,247                     72,215
                                                                                                     -----------------

Commercial Banks - 1.67%
City Bank of Lynnwood, WA                                                           15,500                    419,430
                                                                                                     -----------------

Construction, Mining & Materials Handling Machinery & Equip. - 0.37%
Dover Corp.                                                                          3,100                     92,876
                                                                                                     -----------------

Electric Housewares & Fans - 0.24%
Helen of Troy Ltd. (a)                                                               4,000                     60,640
                                                                                                     -----------------

Electronic Computers - 0.34%
Ceridian Corp. (a)                                                                   5,000                     84,850
                                                                                                     -----------------

Electronic Connectors - 0.87%
Tyco International Ltd..                                                            11,500                    218,270
                                                                                                     -----------------

Federal & Federally - Sponsored Credit Agencies - 1.65%
Federal National Mortgage Corp.                                                      4,500                    303,480
Federal Home Loan Mortgage Corp.                                                     2,200                    111,694
                                                                                                     -----------------

                                                                                                              415,174
                                                                                                     -----------------

Finance Services - 1.25%
American Express Co.                                                                 7,500                    313,575
                                                                                                     -----------------

Fire, Marine & Casualty Insurance - 2.80%
Berkshire Hathaway, Inc. - Class B (a)                                                  35                     85,050
Chubb Corp.                                                                          2,500                    150,000
Travelers Property Casualty Corp. Class A                                           29,150                    463,485
Travelers Property Casualty Corp. Class B                                              310                      4,889
                                                                                                     -----------------

                                                                                                              703,424
                                                                                                     -----------------

See accompanying notes which are an integral part of the financial statements.

Auxier Focus Fund
Schedule of Investments - (continued)
June 30, 2003


Common Stocks - 60.54%                                                         Shares                     Value

Food and Kindred Products - 2.63%
Altria Group, Inc.                                                                  12,300                  $ 558,912
Nestle SA (a) (c)                                                                    2,000                    103,172
                                                                                                     -----------------
                                                                                                              662,084
                                                                                                     -----------------

Iron & Steel Foundries - 0.40%
Precision Castparts Corp.                                                            3,200                     99,520
                                                                                                     -----------------

Laboratory Analytical Instruments - 1.10%
Waters Corp. (a)                                                                     9,500                    276,735
                                                                                                     -----------------

Life Insurance - 0.12%
John Hancock Financial Services, Inc.                                                1,000                     30,730
                                                                                                     -----------------

Miscellaneous Shopping Goods Stores - 0.17%
Office Depot, Inc. (a)                                                               3,000                     43,530
                                                                                                     -----------------

Motor Vehicles & Passenger Car Bodies - 0.34%
General Motors Corp.                                                                 2,375                     85,500
                                                                                                     -----------------

National Commercial Banks - 3.45%
Bank One Corp.                                                                       4,200                    156,156
Citigroup, Inc.                                                                      3,693                    158,060
Fleet Boston Financial Corp.                                                        13,700                    407,027
MBNA Corp.                                                                           7,000                    145,880
                                                                                                     -----------------

                                                                                                              867,123
                                                                                                     -----------------

Oil & Gas Field Services - 0.70%
Willbros Group, Inc. (a)                                                            17,000                    176,630
                                                                                                     -----------------

Operative Builders - 0.45%
D.R. Horton, Inc.                                                                    4,050                    113,805
                                                                                                     -----------------

Paper board containers & boxes - 0.26%
Longview Fibre Co.                                                                   8,000                     65,600
                                                                                                     -----------------

Pharmaceutical Preparations - 3.83%
Merck & Co., Inc.                                                                    5,600                    339,080
Pfizer, Inc.                                                                         8,500                    290,275
Schering-Plough, Inc.                                                               18,000                    334,800
                                                                                                     -----------------

                                                                                                              964,155
                                                                                                     -----------------

Property Management - 0.26%
FirstService Corp. (a)                                                               4,300                     66,642
                                                                                                     -----------------

See accompanying notes which are an integral part of the financial statements.

Auxier Focus Fund
Schedule of Investments - (continued)
June 30, 2003


Common Stocks - 60.54%                                                         Shares                     Value

Radio & Tv Broadcasting & Communications Equipment - 0.19%
Motorola, Inc.                                                                       5,000                   $ 47,150
                                                                                                     -----------------

Real Estate Investment Trusts - 1.86%
Plum Creek Timber Co., Inc.                                                         18,000                    467,100
                                                                                                     -----------------

Refuse Systems - 0.66%
Waste Management, Inc.                                                               6,900                    166,221
                                                                                                     -----------------

Retail - Drug Stores & Proprietary Stores - 0.20%
CVS Corp.                                                                            1,800                     50,454
                                                                                                     -----------------

Retail - Eating Places - 1.99%
McDonald's Corp.                                                                     8,000                    176,480
Yum!  Brands, Inc. (a)                                                              11,000                    325,160
                                                                                                     -----------------

                                                                                                              501,640
                                                                                                     -----------------

Retail - Grocery Stores - 1.86%
Albertson's, Inc.                                                                    5,350                    102,720
Kroger Corp. (a)                                                                    18,400                    306,912
Safeway, Inc.  (a)                                                                   2,800                     57,288
                                                                                                     -----------------

                                                                                                              466,920
                                                                                                     -----------------

Retail - Jewelry Stores - 1.17%
Tiffany & Co.                                                                        6,100                    199,348
Zale Corp. (a)                                                                       2,400                     96,000
                                                                                                     -----------------

                                                                                                              295,348
                                                                                                     -----------------

Retail - Lumber & Other Building Materials Dealers - 0.26%
Home Depot Inc.                                                                      2,000                     66,240
                                                                                                     -----------------

Savings Institution, Federally Chartered - 0.24%
Washington Federal, Inc.                                                             2,600                     60,138
                                                                                                     -----------------

Savings Institutions, Not Federally Chartered - 0.65%
Washington Mutual, Inc.                                                              3,950                    163,135
                                                                                                     -----------------

Services - Advertising - 0.31%
Valassis Communications, Inc. (a)                                                    3,000                     77,160
                                                                                                     -----------------

Services - Advertising Agencies - 1.01%
The Interpublic Group of Co., Inc.                                                  19,000                    254,220
                                                                                                     -----------------

Services - Business Services - 2.86%
eFunds Corp. (a)                                                                    62,400                    719,472
                                                                                                     -----------------

See accompanying notes which are an integral part of the financial statements.

Auxier Focus Fund
Schedule of Investments - (continued)
June 30, 2003


Common Stocks - 60.54%                                                         Shares                     Value

Services - Computer Integrated Systems Design - 0.09%
Cerner Corp. (a)                                                                     1,000                   $ 22,950
                                                                                                     -----------------

Services - Computer Processing & Data Preparation - 5.10%
Acxiom Corp.  (a)                                                                      200                      3,018
Automatic Data Processing, Inc.                                                     11,000                    372,460
Concord EFS, Inc. (a)                                                               24,000                    353,280
IMS Health, Inc.                                                                    25,000                    449,750
SunGard Data Systems, Inc. (a)                                                       4,000                    103,640
                                                                                                     -----------------

                                                                                                            1,282,148
                                                                                                     -----------------

Services - Computer Programming, Data Processing, Etc. - 1.45%
Electronic Data Systems Corp.                                                       17,000                    364,650
                                                                                                     -----------------

Services - Consumer Credit Reporting, Collection Agencies - 0.23%
ChoicePoint, Inc. (a)                                                                1,700                     58,684
                                                                                                     -----------------

Services - Educational Services - 0.69%
ITT Educational Services, Inc.  (a)                                                  2,400                     70,200
Learning Tree International, Inc.  (a)                                               6,600                    103,158
                                                                                                     -----------------

                                                                                                              173,358
                                                                                                     -----------------

Services - Employment Agencies - 0.10%
Heidrick & Struggles International Inc. (a)                                          2,000                     25,240
                                                                                                     -----------------

Services - General Medical & Surgical Hospitals - 1.02%
HCA, Inc.                                                                            8,000                    256,320
                                                                                                     -----------------

Services - Management Consulting Services - 2.24%
MAXIMUS, Inc. (a)                                                                   20,400                    563,652
                                                                                                     -----------------

Services - Medical Laboratories - 0.41%
Laboratory Corp. of America Holdings (a)                                             3,400                    102,510
                                                                                                     -----------------

Services - Motion Picture & Video Tape Production - 0.29%
AOL Time Warner, Inc. (a)                                                            4,500                     72,405
                                                                                                     -----------------

Services - Specialty Outpatient Facilities - 0.74%
SeraCare Life Sciences, Inc. (a)                                                    33,050                    185,080
                                                                                                     -----------------

Services - Video Tape Rental - 0.17%
Blockbuster, Inc.                                                                    2,500                     42,125
                                                                                                     -----------------

See accompanying notes which are an integral part of the financial statements.

Auxier Focus Fund
Schedule of Investments - (continued)
June 30, 2003


Common Stocks - 60.54%                                                         Shares                     Value

State Commercial Bank - 0.41%
Bank of New York, Inc.                                                               2,000                   $ 57,500
Cascade Financial Corp.                                                              2,000                     30,300
Frontier Financial Corp.                                                               500                     14,205
                                                                                                     -----------------

                                                                                                              102,005
                                                                                                     -----------------

Surety Insurance - 1.07%
The PMI Group, Inc.                                                                 10,000                    268,400
                                                                                                     -----------------

Surgical & Medical Instruments & Apparatus - 4.37%
Baxter International, Inc.                                                          13,000                    338,000
Guidant Corp.                                                                       12,600                    559,314
Utah Medical Products, Inc. (a)                                                     10,000                    200,500
                                                                                                     -----------------

                                                                                                            1,097,814
                                                                                                     -----------------

Telephone Communications (No Radiotelephone) - 0.22%
Sprint FON Group                                                                     3,800                     54,720
                                                                                                     -----------------

Television Broadcasting Stations - 0.95%
Grupo Televisa, S.A.  (c)                                                            6,900                    238,050
                                                                                                     -----------------

Tobacco Products - 0.35%
UST, Inc.                                                                            2,500                     87,575
                                                                                                     -----------------

Water Transportation - 0.04%
Carnival Corp.                                                                         300                      9,753
                                                                                                     -----------------

TOTAL COMMON STOCKS (Cost $14,836,497)                                                                     15,218,981
                                                                                                     -----------------

See accompanying notes which are an integral part of the financial statements.

Auxier Focus Fund
Schedule of Investments - (continued)
June 30, 2003

                                                                              Principal
Corporate Bonds - 20.06%                                                       Amount                     Value

Allegheny Generating Co., 5.625%, 9/1/2003                                         175,000                  $ 175,000
Coastal Corp. Note, 6.700%, 02/15/2027                                             190,000                    176,700
Coastal Corp. Note, 6.200%, 05/15/2004                                              55,000                     54,725
Coastal Corp. Note, 6.500%, 06/1/2008                                              115,000                    103,500
Coastal Corp. Note, 7.5%, 08/15/2006                                               220,000                    213,400
Danka Business Systems, 0.000%, 4/1/2004 (a)                                       161,000                    160,195
Duke Capital Corp., 7.250%, 10/1/2004                                              360,000                    380,762
Finova Capital Corp., 7.500%, 11/15/2009                                            26,000                     11,440
Fruit of the Loom, 7.375%, 11/15/2023                                               50,000                          -
GATX Capital Corp, Note, 8.250%, 09/01/2003                                        600,000                    602,265
GMAC, 7.500%, 01/15/2012                                                            40,000                     40,622
GMAC, 5.750%, 10/15/2006                                                           100,000                    103,676
GMAC, 6.875%, 09/15/2011                                                           200,000                    200,979
Indianapolis Power & Light Co., 6.050%, 2/1/2004                                    30,000                     30,074
Indianapolis Power & Light Co., 8.000%, 10/15/2006                                 255,000                    273,606
Indianapolis Power & Light Co., 7.375%, 8/1/2007                                    65,000                     67,851
Monongahela Power, 5.000%, 10/01/2006                                               50,000                     49,937
Nevada Power Company, 6.200%, 04/15/2004                                            65,000                     65,650
Newpark Resource, Inc., 8.625%, 12/15/2007                                          50,000                     51,500
Pacific Gas & Electric, 6.250%, 03/01/2004                                         130,000                    130,812
Pacific Gas & Electric, 6.750%, 10/01/2023                                          21,000                     21,499
Pacific Gas & Electric, 5.875%, 10/01/2005                                         125,000                    128,906
Pacific Gas & Electric, 8.250%, 11/01/2022                                          60,000                     62,175
RJ Reynolds Tobacco Holding Co., 7.625%, 9/15/2003                                 110,000                    109,858
Sierra Pacific Power Company, 8.00%, 06/01/2008                                    275,000                    288,750
Southern California Edison, 6.375%, 01/15/2006                                      50,000                     51,187
Southern California Edison, 6.900%, 10/01/2018                                     100,000                    102,375
Southern Energy Inc., 7.900%, 7/15/2009                                            200,000                    107,000
Texas Utilities Co., 5.52%, 8/16/2003                                               90,000                     90,450
Transportacion Maritima Mexica, 9.500%, 5/15/2003 (a) (d)                           70,000                     56,000
Tyco International Ltd. Note, 5.875%, 11/01/2004                                    50,000                     51,750
Tyco International Ltd. Note, 6.375%, 01/15/2004                                    50,000                     51,500
Waste Management, Inc., 7.000%, 05/15/2005                                          51,000                     55,129
Waste Management, Inc., 6.375%, 12/01/2003                                         170,000                    173,064
Waste Management, Inc., 7.650%, 03/15/2011                                         571,000                    688,051
Waste Management, Inc., 7.375%, 08/01/2010                                          94,000                    112,953
                                                                                                     -----------------

TOTAL CORPORATE BONDS (Cost $4,795,660)                                                                     5,043,341
                                                                                                     -----------------

Government Bonds - 3.86%
Canada
Ontario Hydro Residual Strip, 0.00%,  10/15/2021 (a)                             1,095,000                    290,109
Ontario Hydro Residual Strip, 0.00%,  8/18/2022 (a)                                235,000                     58,975
Ontario Hydro Residual Strip, 0.00%,  10/1/2020 (a)                              1,500,000                    423,903
Ontario Hydro Residual Strip, 0.00%,  11/27/2020 (a)                               706,000                    197,699
                                                                                                     -----------------

TOTAL MUNICIPAL BONDS (Cost $824,776)                                                                         970,686
                                                                                                     -----------------

See accompanying notes which are an integral part of the financial statements.

Auxier Focus Fund
Schedule of Investments - (continued)
June 30, 2003

                                                                              Principal
Preferred Stocks - 3.63%                                                       Amount                     Value

AEP Texas Central Co.  4.00%                                                           305                   $ 20,816
Boston Edison Co.  4.25%                                                               200                     16,400
Cincinnati Gas & Electric Co.  4.75%                                                   300                     23,644
Cincinnati Gas & Electric Co.  4.00%                                                   400                     33,896
Connecticut Light & Power Co.  $2.00                                                 1,000                     32,150
Connecticut Light & Power Co.  3.90%                                                 1,500                     43,500
Connecticut Light & Power Co.  $1.90                                                 1,500                     49,125
Dayton Power & Light Co.  3.90%                                                      1,500                    103,875
Great Plains Energy Inc.  4.50%                                                      1,300                    101,985
Hawaiian Electric Co.  4.25%                                                         4,000                     48,000
Indianapolis Power & Light Co.  4.00%                                                  300                     15,000
MidAmerican Energy Co.  3.90%                                                           80                      5,400
MidAmerican Energy Co.  3.30%                                                           78                      4,818
Mississippi Power Co.  7.00%                                                           600                     60,000
Monongahela Power Co.  4.40%                                                           100                      6,590
Northern Indiana Public Services Co.  4.25%                                          1,300                     92,950
Pacific Enterprises Inc.  4.50%                                                      1,000                     83,050
PECO Energy Co.  3.80%                                                                 400                     32,000
Public Service Electric & Gas Co.  4.08%                                               945                     76,427
TXU US Holdings Co.  $5.08                                                             600                     47,700
Westar Energy Inc.  4.25%                                                              300                     16,350
                                                                                                     -----------------

TOTAL PREFERRED STOCKS (Cost $836,464)                                                                        913,676
                                                                                                     -----------------

Unit Investment Trusts - 0.54%

iShares MSCI Germany Index Fund                                                     10,000                    122,000
Financial Select Sector SPDR Index Fund                                                500                     12,275
                                                                                                     -----------------

TOTAL UNIT INVESTMENT TRUSTS (Cost $107,085)                                                                  134,275
                                                                                                     -----------------

Money Market Securities - 11.18%
Huntington Money Market Fund, 0.25%, (Cost $2,810,360) (b)                       2,810,360                  2,810,360
                                                                                                     -----------------

TOTAL INVESTMENTS (Cost $24,210,842) - 99.81%                                                           $  25,091,319
                                                                                                     -----------------

Cash and other assets less liabilities - 0.19%                                                                 48,862
                                                                                                     -----------------

TOTAL NET ASSETS - 100.00%                                                                              $  25,140,181
                                                                                                     =================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2003.
(c) American Depositary Receipt
(d) The bond is in default and past its maturity date. The company is in negatiations with bondholders to pay the bond.

See accompanying notes which are an integral part of the financial statements.

Auxier Focus Fund
Statement of Assets and Liabilities
June 30, 2003


Assets
Investments in securities, at value (cost $24,210,842)                                               $ 25,091,319
Interest receivable                                                                                        88,758
Dividends receivable                                                                                       27,154
Receivable for investments sold                                                                           176,018
Receivable for fund shares sold                                                                             5,165
                                                                                                 -----------------
     Total assets                                                                                      25,388,414
                                                                                                 -----------------

Liabilities
Accrued advisory fees                                                                                      32,728
Redemptions payable                                                                                         5,887
Payable for investments purchased                                                                         209,618
                                                                                                 -----------------
     Total liabilities                                                                                    248,233
                                                                                                 -----------------

Net Assets                                                                                           $ 25,140,181
                                                                                                 =================

Net Assets consist of:
Paid in capital                                                                                        24,068,277
Accumulated net investment income (loss)                                                                  246,914
Accumulated net realized gain (loss) on investments                                                       (55,487)
Net unrealized appreciation (depreciation) on investments                                                 880,477
                                                                                                 -----------------

Net Assets, for 2,153,168 shares                                                                     $ 25,140,181
                                                                                                 =================

Net Asset Value
Offering price and redemption price per share ($25,140,181 / 2,153,168)                                   $ 11.68
                                                                                                 =================

See accompanying notes which are an integral part of the financial statements.

Auxier Focus Fund
Statement of Operations
Year ended June 30, 2003


Investment Income
Dividend income                                                                                    $ 244,995
Interest income                                                                                      397,259
                                                                                              ---------------
  Total Income                                                                                       642,254
                                                                                              ---------------

Expenses
Investment advisor fee                                                                               266,371
Trustee expenses                                                                                       2,504
                                                                                              ---------------
  Total Expenses                                                                                     268,875
Reimbursed expenses                                                                                   (2,120)
                                                                                              ---------------
                                                                                              ---------------
Total operating expenses                                                                             266,755
                                                                                              ---------------
                                                                                              ---------------
Net Investment Income (Loss)                                                                         375,499
                                                                                              ---------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                    (44,938)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                        1,120,832
                                                                                              ---------------
                                                                                              ---------------
Net realized and unrealized gain (loss) on investment securities                                   1,075,894
                                                                                              ---------------
                                                                                              ---------------
Net increase (decrease) in net assets resulting from operations                                  $ 1,451,393
                                                                                              ===============

See accompanying notes which are an integral part of the financial statements.

Auxier Focus Fund
Statements of Changes In Net Assets

                                                                                Year ended          Year ended
Increase (Decrease) in Net Assets                                             Jun. 30, 2003       June 30, 2002
                                                                             -----------------   -----------------
Operations
  Net investment income (loss)                                                      $ 375,499            $ 79,634
  Net realized gain (loss) on investment securities                                   (44,938)            303,257
  Change in net unrealized appreciation (depreciation)                              1,120,832            (682,921)
                                                                             -----------------   -----------------

  Net increase (decrease) in net assets resulting from operations                   1,451,393            (300,030)
                                                                             -----------------   -----------------
Distributions
  From net investment income                                                         (172,069)            (71,862)
  From net realized gain                                                             (289,084)            (18,729)

                                                                             -----------------   -----------------
  Total distributions                                                                (461,153)            (90,591)
                                                                             -----------------   -----------------
Capital Share Transactions
  Proceeds from shares sold                                                        11,831,518          10,074,386
  Reinvestment of distributions                                                       460,746              90,185
  Amount paid for shares repurchased                                               (4,780,526)           (219,862)
                                                                             -----------------   -----------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                        7,511,738           9,944,709

                                                                             -----------------   -----------------
Total Increase (Decrease) in Net Assets                                             8,501,978           9,554,088
                                                                             -----------------   -----------------

Net Assets
  Beginning of period                                                              16,638,203           7,084,115
                                                                             -----------------   -----------------
  End of period [including accumulated net
    investment income (loss) of  $246,914 and $43,485, respectively]             $ 25,140,181        $ 16,638,203
                                                                             =================   =================

Capital Share Transactions
  Shares sold                                                                       1,099,134             860,061
  Shares issued in reinvestment of distributions                                       42,940               7,863
  Shares repurchased                                                                 (458,027)            (18,835)
                                                                             -----------------   -----------------

  Net increase (decrease) from capital transactions                                   684,047             849,089
                                                                             =================   =================

See accompanying notes which are an integral part of the financial statements.

Auxier Focus Fund
Financial Highlights

                                                         Year ended          Year ended        Year ended         Period ended
                                                        Jun. 30, 2003       Jun. 30, 2002     Jun. 30, 2001       Jun. 30, 2000  (c)
                                                     ------------------   ----------------  ----------------    ----------------

Selected Per Share Data
Net asset value, beginning of period                         $ 11.33            $ 11.43            $ 9.99             $ 10.00
                                                     ------------------   ----------------  ----------------    ----------------
Income from investment operations
  Net investment income (loss)                                  0.20               0.08              0.17                0.18
  Net realized and unrealized gain (loss)                       0.42              (0.07)             1.43               (0.16)

                                                     ------------------   ----------------  ----------------    ----------------
Total from investment operations                                0.62               0.01              1.60                0.02
                                                     ------------------   ----------------  ----------------    ----------------
Less Distributions to shareholders:
  From net investment income                                   (0.10)             (0.09)            (0.13)              (0.03)
  From net realized gain                                       (0.17)             (0.02)            (0.03)               0.00

                                                     ------------------   ----------------  ----------------    ----------------
Total distributions                                            (0.27)             (0.11)            (0.16)              (0.03)
                                                     ------------------   ----------------  ----------------    ----------------

Net asset value, end of period                               $ 11.68            $ 11.33           $ 11.43              $ 9.99
                                                     ==================   ================  ================    ================

Total Return                                                    5.72%              0.07%            16.11%               0.23% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                             $ 25,141           $ 16,638           $ 7,084             $ 1,336
Ratio of expenses to average net assets                         1.35%              1.35%             1.35%               1.35% (a)
Ratio of expenses to average net assets
   before waiver & reimbursement                                1.36%              1.37%             1.41%               1.62% (a)
Ratio of net investment income to
   average net assets                                           1.89%              0.73%             1.56%               1.84% (a)
Ratio of net investment income to
   average net assets before waiver & reimbursement             1.88%              0.71%             1.50%               1.57% (a)
Portfolio turnover rate                                        36.53%             55.72%            41.46%             187.85%


(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.
(c)  For the period July 9, 1999 (commencement of operations) through
     June 30, 2000.

See accompanying notes which are an integral part of the financial statements.

                                                 Auxier Focus Fund
                                           Notes to Financial Statements
                                                   June 30, 2003

NOTE 1.  ORGANIZATION

     Auxier Focus Fund (the "Predecessor Fund") was organized as a non-diversified series of the AmeriPrime Funds on February 2, 1999 and commenced operations on July 9, 1999. On January 3, 2003, all assets and liabilities of the Predecessor Fund were acquired by the Auxier Focus Fund (the "Fund"), a series of Unified Series Trust (the "Trust"), in a tax-free reorganization. The Fund was organized as a non-diversified series of the Trust on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement") The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of the series of funds currently authorized by the Trustees. The Fund's investment objective is to provide long-term capital appreciation. The investment advisor to the Fund is Auxier Asset Management, LLC (the "Advisor").

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuation- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when in the opinion of the Advisor the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions- The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

                                                 Auxier Focus Fund
                                           Notes to Financial Statements
                                             June 30, 2003 - continued

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

     Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Auxier Asset Management, LLC, 5000 SW Meadows Rd., Suite 410, Lake Oswego, OR 97035, serves as investment advisor to the Fund. J. Jeffrey Auxier is President and Chief Investment Officer of the Advisor and is responsible for the day-to-day management of the Fund's portfolio. J. Jeffrey Auxier may be deemed to be a controlling person of the Advisor due to his ownership of a majority of its shares.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividends on securities sold short), Rule 12b-1 expenses (if any), fees and expenses of non-interested person Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.35% of the average value of its daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the year ended June 30, 2003, the Advisor received a fee of $266,371 from the Fund. The Advisor has contractually agreed to reimburse the Fund for the fees and expenses of the disinterested Trustees through October 31, 2003. For the year ended June 30, 2003, the Advisor reimbursed expenses of $2,120.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and /or employees of Unified.

     The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc. to act as the principal distributor of the Fund's shares. There were no payments made to the distributor during the year ended June 30, 2003. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor), and may be deemed to be affiliates of the Distributor. Ronald C. Tritschler, (a Trustee of the Trust) owns securities of Unified Financial Services, Inc. and may be deemed to be an affiliate of the Distributor.

NOTE 4.  INVESTMENTS

     For the year ended June 30, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $13,145,820 and $5,845,213, respectively. As of June 30, 2003, the gross unrealized appreciation on a tax basis for all securities totaled $1,777,217 and the gross unrealized depreciation for all securities totaled $915,000 for a net unrealized appreciation of $862,217. The aggregate cost of securities for federal income tax purposes at June 30, 2003 was $24,229,102. The difference between book cost of securities and tax cost of securities is due to wash sales of $18,260.

                                                 Auxier Focus Fund
                                           Notes to Financial Statements
                                             June 30, 2003 - continued

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30,
2003, Charles Schwab & Co. held 52.09% of the outstanding Fund shares in an omnibus account for the benefit of others.

NOTE 7. DISTRIBUTION TO SHAREHOLDERS

     On December 11, 2002, an income distribution of $0.1022 per share and capital gain distribution of $0.1717 were declared. The dividend was paid on December 12, 2002 to shareholders of record on December 11, 2002.

     The tax character of distributions paid during the fiscal years 2003 and 2002 were as follows:

Distributions paid from:             2003            2002
                                 -------------    ------------
       Ordinary Income               $172,069        $ 71,862
       Short-Term Capital Gain        134,524          18,729
       Long-Term Capital Gain         154,560               0
                                 -------------    ------------
                                     $461,153        $ 90,591
                                 =============    ============



     As of June 30, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                $ 246,914
Undistributed long-term capital gain/(accumulated losses)           (37,227)
Unrealized appreciation/(depreciation)                              862,217
                                                             ---------------
                                                                $ 1,071,904
                                                             ===============


     The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sales.

                                                 Auxier Focus Fund
                                           Notes to Financial Statements
                                             June 30, 2003 - continued

NOTE 8. CHANGE IN ACCOUNTANTS

     On June 9, 2003, McCurdy & Associates CPA's, Inc. (McCurdy & Associates) was selected to replace Crowe Chizek & Co., LLP (Crowe Chizek) as the Fund's independent auditor for the 2003 fiscal year. The Fund's selection of McCurdy & Associates was recommended by the Audit Committee and was approved by the Board of Trustees.

     Crowe Chizeks' reports on the Unified Series Trust's Balance Sheet as of December 23, 2002 did not contain an adverse opinion or a disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. At the balance sheet date and through the date of the engagement of McCurdy & Associates there were no disagreements between the Fund and Crowe Chizek on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of Crowe Chizek, would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such years.

ELECTION OF TRUSTEES (UNAUDITED)

     At a special meeting of the shareholders of the Predecessor Fund, held on December 18, 2002, a vote was held to elect members to serve on the Board of Trustees. The vote tally for each Trustee is as follows:

                                            For               Against             Withheld            Total

Gary Hippenstiel                      11,300,632.473          987.366          4,698,819.489     16,000,439.328

Stephen A. Little                     11,300,632.473          987.366          4,698,819.489     16,000,439.328

Daniel Condon                         11,300,632.473          987.366          4,698,819.489     16,000,439.328

Ronald C. Tritschler                  11,300,632.473          987.366          4,698,819.489     16,000,439.328


                                         TRUSTEES AND OFFICERS (UNAUDITED)

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

------------------------ ----------------------------------------- ------------------------------ --------------------
                                                                                                       Number of
 Name, Age and Address   Position(s) Held with the Fund Complex1       Length of Time Served      Portfolios in Fund
                                                                                                   Complex1 Overseen
                                                                                                      by Trustee
------------------------ ----------------------------------------- ------------------------------ --------------------
------------------------ ----------------------------------------- ------------------------------ --------------------
Timothy Ashburn2             President, Secretary and Trustee         President and Secretary             24
1104 Buttonwood Court                                               since October 2002; Trustee
Lexington, KY  40515                                               of AmeriPrime Advisors Trust
                                                                       since November 2002,
Year of Birth: 1950                                                   AmeriPrime Funds since
                                                                    December 2002, and Unified
                                                                    Series Trust since October
                                                                               2002
------------------------ ----------------------------------------- ------------------------------ --------------------
------------------------------------------------------------------ ---------------------------------------------------

            Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
------------------------------------------------------------------ ---------------------------------------------------
------------------------------------------------------------------ ---------------------------------------------------
Chairman  of  Unified  Financial  Services,  Inc.  since 1989 and           Unified Financial Services, Inc.
Chief  Executive  Officer  from  1989 to 1992  and  1994 to April                      since 1989
2002;  President of Unified Financial Services from November 1997 to April 2000.
------------------------------------------------------------------ ---------------------------------------------------
------------------------ ----------------------------------------- ------------------------------ --------------------

                                                                                                       Number of
 Name, Age and Address   Position(s) Held with the Fund Complex1       Length of Time Served      Portfolios in Fund
                                                                                                   Complex1 Overseen
                                                                                                      by Trustee
------------------------ ----------------------------------------- ------------------------------ --------------------
------------------------ ----------------------------------------- ------------------------------ --------------------
Ronald C. Tritschler3                    Trustee                    Trustee of AmeriPrime Funds           24
2361 Old Hickory Lane                                                and Unified Series Trust
Lexington, KY 40515                                                   since December 2002 and
                                                                     AmeriPrime Advisors Trust
Year of Birth:  1952                                                    since November 2002
------------------------ ----------------------------------------- ------------------------------ --------------------
------------------------------------------------------------------ ---------------------------------------------------

            Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
------------------------------------------------------------------ ---------------------------------------------------
------------------------------------------------------------------ ---------------------------------------------------
Chief Executive  Officer,  Director and legal counsel of The Webb                         None
Companies,  a national real estate company, from 2001 to present;
Executive  Vice President and Director of The Webb Companies from
1990  to  2000;  Director,  The  Lexington  Bank,  from  1998  to present;  Director,  Vice  President  and legal  counsel  for The
Traxx  Companies,  an owner and operator of  convenience  stores, from 1989 to present.
------------------------------------------------------------------ ---------------------------------------------------
------------------------ ----------------------------------------- ------------------------------ --------------------

                         Position(s) Held with the Fund Complex1       Length of Time Served           Number of
 Name, Age and Address                                                                            Portfolios in Fund
                                                                                                   Complex1 Overseen
                                                                                                      by Trustee
------------------------ ----------------------------------------- ------------------------------ --------------------
------------------------ ----------------------------------------- ------------------------------ --------------------
Thomas G. Napurano        Treasurer and Chief Financial Officer       Since October 2002 for              N/A
2424 Harrodsburg Road                                                  AmeriPrime Funds and
Lexington, KY  40503                                                AmeriPrime Advisors Trust;
                                                                      since December 2002 for
Year of Birth:  1941                                                   Unified Series Trust
------------------------ ----------------------------------------- ------------------------------ --------------------
------------------------------------------------------------------ ---------------------------------------------------

            Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
------------------------------------------------------------------ ---------------------------------------------------
------------------------------------------------------------------ ---------------------------------------------------
Chief Financial Officer and Executive Vice President of Unified                           N/A
Financial Services, Inc., the parent company of the Trust's
administrator and principal underwriter; member of the board of directors of Unified Financial Services, Inc. from 1989 to March
2002.
------------------------------------------------------------------ ---------------------------------------------------
------------------------ ----------------------------------------- ------------------------------ --------------------

                                                                                                       Number of
 Name, Age and Address         Position(s) Held with Trust             Length of Time Served          Portfolios
                                                                                                   in Fund Complex1
                                                                                                  Overseen by Trustee
------------------------ ----------------------------------------- ------------------------------ --------------------
------------------------ ----------------------------------------- ------------------------------ --------------------
Carol Highsmith                    Assistant Secretary                Since October 2002 for              N/A
431 N. Pennsylvania St.                                                AmeriPrime Funds and
Indianapolis, IN 46204                                              Ameriprime Advisors Trust;
                                                                      since December 2002 for
Year of Birth:  1964                                                   Unified Series Trust
------------------------ ----------------------------------------- ------------------------------ --------------------
------------------------------------------------------------------ ---------------------------------------------------

            Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
------------------------------------------------------------------ ---------------------------------------------------
------------------------------------------------------------------ ---------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to                                 None
present); Vice President and Asst. Secretary of Lindbergh Funds;
Asst. Secretary of AmeriPrime Funds and AmeriPrime Advisors
Trust (October 2002 to present).
------------------------------------------------------------------ ---------------------------------------------------

     1 The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust, and Unified Series Trust.

     2 Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial Securities, Inc., the principal underwriter for certain funds in the Fund Complex.

     3 Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the principal underwriter for certain funds in the Fund Complex.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

------------------------------ ---------------------------------- ----------------------- -------------------------
    Name, Age and Address       Position(s) Held with the Fund    Length of Time Served   Number of Portfolios in
                                           Complex1                                        Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Gary E. Hippenstiel                         Trustee               Trustee of AmeriPrime              24
600 Jefferson Street                                                Funds since 1995,
Suite 350                                                          AmeriPrime Advisors
Houston, TX  77002                                                Trust since July 2002
                                                                    and Unified Series
Year of Birth:  1947                                               Trust since December
                                                                           2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------

           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Director,  Vice President and Chief Investment Officer of Legacy                        None
Trust Company, N.A. since 1992.
----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------

                                       Position(s) Held           Length of Time Served   Number of Portfolios in
    Name, Age and Address           with the Fund Complex1                                     Fund Complex1
                                                                                            Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Stephen A. Little                           Trustee               Trustee of AmeriPrime              24
3647 Totem Lane                                                     Funds and Unified
Indianapolis, IN 46208                                              Series Trust since
Year of Birth:  1946                                                December 2002 and
                                                                   AmeriPrime Advisors
                                                                   Trust since November
                                                                           2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------

           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
President and founder, The Rose, Inc., a registered investment                          None
advisor, since April 1993.
----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------

                                Position(s) Held with the Fund                            Number of Portfolios in
    Name, Age and Address                  Complex1               Length of Time Served    Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Daniel Condon                               Trustee               Trustee of AmeriPrime              24
2385 The Woods Lane                                                 Funds and Unified
Lexington, KY 40502                                                 Series Trust since
                                                                    December 2002 and
Year of Birth:  1950                                               AmeriPrime Advisors
                                                                   Trust since November
                                                                           2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------

           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Vice  President and General  Manager,  International  Crankshaft                        None
Inc., an automotive  equipment  manufacturing  company,  1990 to
present;   Trustee,  The  Unified  Funds,  from  1994  to  2002;
Trustee,  Star Select  Funds,  a REIT mutual fund,  from 1997 to
2000.
----------------------------------------------------------------- -------------------------------------------------

     1 The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.

                                                   PROXY VOTING

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request: (1) by calling the Fund at 1-877-328-9437; (2) on the Fund's website at www.auxierasset.com; and (3) on the SEC's website at www.sec.gov.

INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees
Auxier Focus Fund (a series of the Unified Series Trust)

     We have audited the accompanying statement of assets and liabilities of the Auxier Focus Fund, including the schedule of portfolio investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period of July 9, 1999 (commencement of operations) to June 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of June 30, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Auxier Focus Fund as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period of July 9, 1999 (commencement of operations) to June 30, 2000, in conformity with accounting principles generally accepted in the United States of America.


/s/ McCurdy & Associates CPA's, Inc.
McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
July 16, 2003

Item 2.  Code of Ethics.  Not applicable.


Item 3.  Audit Committee Financial Expert. Not applicable.


Item 4.  Principal Accountant Fees and Services.  Not applicable.


Items 5-6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.


Item 8. Reserved.

Item 9.  Controls and Procedures.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of June 30, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 10.  Exhibits.
(a)(1)   Not applicable.[see Item 2.]
(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.
(b)      Certification required by Item 10(b) of Form N-CSR is filed herewith.


     (a)(1) Annual reports only: Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. (registrant may file the Code of Ethics, or state in the annual report that 1) the Code is available on website (give address) or 2) state that the Code is available on request without charge, and explain how to request a copy.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

     (b)  Provide the 906  Certification  as  required  by Rule  30a-2(b).

                                                              SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Unified Series Trust


/s/ Timothy Ashburn
Timothy Ashburn, President

Date 8/27/03

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Timothy Ashburn
Timothy Ashburn, President

Date  8/27/03


/s/ Thomas Napurano
Thomas Napurano, Chief Financial Officer

Date  8/27/03